Trade Accounts and Notes Receivable	12 Months Ended
Dec. 31, 2020
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Trade Accounts and Notes Receivable

6.	Trade Accounts and Notes Receivable

(a)	Trade accounts and notes receivable as of December 31, 2019 and 2020 are as follows:

(in millions of Won)	2019		2020
Current
Trade accounts and notes receivable	￦	8,352,968	7,468,622
Finance lease receivables		221	41,841
Unbilled due from customers for contract work		1,128,116	941,793
Less: Allowance for doubtful accounts		(411,274)	(342,017)

	￦	9,070,031	8,110,239

Non-current
Trade accounts and notes receivable	￦	209,310	131,010
Finance lease receivables		43,725	46
Less: Allowance for doubtful accounts		(54,250)	(44,633)

	￦	198,785	86,423

The company sold trade accounts and notes receivable with recourse to financial institutions. These trade accounts and notes receivable have not been derecognized from the statement of financial position, because the Company retains substantially all of the risks and rewards associated with the transferred assets. The amounts received on transfer have been recognized as secured borrowings. As of December 31, 2019 and December 31, 2020, the carrying amounts of such secured borrowings are
￦
244,305 million and
￦
328,807 million, respectively, which are presented in the statements of financial position as the short-term borrowings.

(b)	Finance lease receivables are as follows:

(in millions of Won)
Customer	Contents	2019		2020
Officers and employees	Songdo apartment rental	￦	43,445	41,624
ZHAOHUUI PROSPERITY INT’L LTD	Office Rental		501	263

		￦	43,946	41,887

(c)	As of December 31, 2019 and 2020, the Company’s total and net lease investments in the leases are as follows:

(in millions of Won)	2019		2020
Less than 1 year	￦	237	41,847
1 year - 3 years		46,161	47

Undiscounted lease payments		46,398	41,894
Unrealized interest income		(2,452)	(7)

Present value of minimum lease payment	￦	43,946	41,887